Note 10 - Subordinated Notes Payable (Details Textual) - Subordinated notes payable [member] $ in Thousands, $ in Millions	Apr. 30, 2021 CAD ($)	Oct. 31, 2022 CAD ($)	Oct. 31, 2021 CAD ($)	Apr. 30, 2021 USD ($)
Statement Line Items [Line Items]
Total borrowings	$ 92,100	$ 104,951	$ 95,272	$ 75
Borrowings, interest rate	5.00%			5.00%
Payments for debt issue costs	$ 2,600
Three month Bankers' Acceptance Rate [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis	3.61%			3.61%